Discontinued Operations and Assets Held for Sale - Selected Cash Flows from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid during the period for:
Interest	$ 221	$ 208	$ 228
Income taxes	241	149	283
Discontinued Operations, Disposed of by Sale | Proposed Transaction
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and amortization	178	307	266
Cash paid during the period for:
Interest	82	85	70
Income taxes	98	56	52
Capital expenditures	$ 222	$ 252	$ 155